Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

(7) Inventories

Inventories consist of the following:

	31 Dec	31 Dec
	2022	2021
	k€	k€
Raw materials	27,917	25,043
Work-in-progress	1,908	750
Total inventories	29,825	25,793

The increase in raw materials is mainly due to the acquisition of Evotec DS. Raw materials are mainly consumables, cell culture media and disposables.

Allowances on inventories exist at the balance sheet date in the amount of k€ 1,679 (31 December 2021: k€ 595).